Disposals - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	May 31, 2018	Mar. 31, 2018
WSE [member]
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates		£ 207
Tax on disposal of subsidiaries and associates		£ 6
UTEL [member]
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates	£ 19
Tax on disposal of subsidiaries and associates	£ 2